CUSTOMER RISK (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
REVENUE	$ 6,000		$ 6,000
COST OF GOODS SOLD	$ 7,057		$ 7,057
Concentration risk			100.00%